Right-Of-Use Assets and Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Right-Of-Use Assets and Lease Liabilities [Abstract]
Right-of-use assets	$ 361,307	$ 459,982